Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS SERIES TRUST
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Parvin Hedged Equity Solari World Fund
Shareholder Report [Line Items]
Fund Name	PARVIN HEDGED EQUITY SOLARI WORLD FUND
Class Name	Parvin Hedged Equity Solari World Fund
Trading Symbol	PHSWX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Fund for the period December 1, 2025 to May 31, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at www.ParvinFunds.com. You can also request this information by contacting the Fund at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	www.ParvinFunds.com
Expenses [Text Block]

EXPENSE INFORMATION

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Parvin Hedged Equity Solari World Fund	$116	2.25%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

MANAGEMENT DISCUSSION

Fund Shareholders:

The first half of the fiscal year could be characterized as seesaw performance. The rising phase occurred during the first three months. Fund returns reached 18.13% through the end of February compared to 5.44% for the All Country World Index (ACWI) benchmark. Performance for the Fund was driven by extraordinary returns in precious metals miners and significant returns in communication services, industrials and energy.

The declining phase began on Saturday, 2/28, when the U.S. and Israel attacked Iran and started a conflict that continues today. Equities generally traded down in March, but tech and industrial stocks with AI exposure moved higher in April and May. Investors appear to be using large-cap tech stocks as defensive positions under the belief that those earnings will continue to grow with the build-out of AI data centers. Without direct AI exposure, Fund shares retreated in the last three months of the first half. Returns ended at 6.05% over the full period while ACWI benchmark returns increased to 13.56% for all six months.

As the U.S. attempts to reposition from global free trade toward more self-sufficient mercantilism, it has focused on enforcing the dollar-based financial system to protect the U.S. currency’s reserve status. Foreign policy seems directed at keeping oil priced in dollars. To help ensure their independence, other nations are turning away from U.S. Treasuries as reserve assets and emphasizing real assets, which have begun taking a more prominent role. Gold is now the most widely held reserve asset among central banks, especially in emerging markets.

The Sub-Adviser holds the opinion that monetary metals and other real assets will continue trending in the direction of higher prices, and the Fund is positioned accordingly. Ongoing inflation, supply chain disruptions, and geopolitical conflicts support further appreciation in precious metals as well as other hard assets and agricultural commodities.

The Fund combines screening with an alternative, or hedged, portfolio strategy. To the Adviser’s knowledge, there are no directly comparable funds. The Adviser believes the Fund represents a unique opportunity for three reasons: 1) an investment screen driven primarily by a focus on governance and transparency; 2) a more cautious stock selection approach, guided by profitability and value, to identify individual equities that should generally meet a growth and income objective; and 3) a hedged strategy adding index and sector put options that should help preserve capital during precipitous drawdowns.

J. Steven Smith, Managing Director

Parvin Fund Management, LLC

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE GRAPH

Total Returns for the Period Ended May 31, 2026

Fund/Index	One Year	Annualized Since Inception*	Value
Parvin Hedged Equity Solari World Fund	15.02%	3.68%	$12,160
MSCI All Country World Index	30.83%	13.21%	$19,553

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 31, 2020

Past performance is not a good predictor of future performance. The graph and table shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Net Assets	$ 13,400,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 76,918
Investment Company, Portfolio Turnover	7.93%
Additional Fund Statistics [Text Block]	FUND STATISTICS
Net Assets	Portfolio Holdings	Portfolio Turnover	Advisory Fees Paid by Fund
$13.4 Million	36	7.93%	$76,918

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a breakdown of the Fund’s portfolio of investments as of May 31, 2026. Sectors are based on Morningstar® classifications.

GEOGRAPHIC BREAKDOWN

The following chart gives a breakdown of the Fund’s portfolio by country of issuer as of May 31, 2026.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

1.	Fidelity Institutional Money Market Treasury Portfolio - Class III	18.87%
2.	Silvercorp Metals, Inc. (Canada)	4.72%
3.	Hecla Mining Co.	3.97%
4.	Agnico Eagle Mines Ltd. (Canada)	3.41%
5.	OR Royalties, Inc. (Canada)	3.17%
6.	Endeavour Silver Corp. (Canada)	2.97%
7.	SK Telecom Co. Ltd. ADR	2.92%
8.	Canadian National Railway Co.	2.87%
9.	Swatch Group AG ADR	2.82%
10.	Sturm, Ruger & Co., Inc.	2.76%
	Total % of Net Assets	48.48%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Effective May 12, 2026, the Board appointed Bob Anastasi as Treasurer, Secretary and Chief Compliance Officer of the Trust and approved Hanover Fund Administration, LLC (“Handover”) to provide administrator and compliance services to the Trust.

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://parvinfunds.com